7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Details) - Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk-free interest rate	1.21%	1.71%	1.45%
Expected life	5 years	4 years 6 months 10 days	4 years 10 months 20 days
Expected volatility	141.88%	144.86%	149.53%
Expected dividend yield	0.00%	0.00%	0.00%